Accounts Receivables, Net - Summary of Accounts Receivable and Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 63,676	$ 35,269
Allowance for doubtful accounts	(1,830)	(195)	$ (186)	$ (1,110)
Accounts receivables, net	$ 61,846	$ 35,074